VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 16.7%
Argentina : 0.7%
YPF SA Reg S
7.00%, 12/15/47 USD 140 $ 122,979
Underline
Bahrain : 1.0%
CBB International Sukuk
Programme Co. WLL 144A
5.88%, 06/05/32 USD 166 166,763
Underline
Cayman Islands : 0.8%
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 130 128,559
Underline
China : 2.1%
Fortune Star BVI Ltd. Reg S
5.05%, 01/27/27 USD 95 90,435
NWD MTN Ltd. Reg S
4.12%, 07/18/29 USD 230 135,936
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.98%, 11/09/27 USD 176 123,447
349,818
Colombia : 1.7%
Ecopetrol SA
8.38%, 01/19/36 USD 148 144,297
8.88%, 01/13/33 USD 146 150,777
295,074
Guyana : 0.2%
Secure International Finance
Co., Inc. 144A
10.00%, 06/03/29 ∞ USD 42 42,210
Underline
Indonesia : 0.6%
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 107 108,090
Underline
Luxembourg : 2.6%
3R Lux SARL Reg S
9.75%, 02/05/31 USD 137 143,093
Ambipar Lux Sarl 144A
10.88%, 02/05/33 † USD 76 77,957
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 USD 108 103,275
Puma International
Financing SA 144A
7.75%, 04/25/29 † USD 107 108,157
432,482
Mexico : 3.3%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 120 1,050
Petroleos Mexicanos
7.69%, 01/23/50 USD 733 550,298
551,348
Nigeria : 1.0%
SEPLAT Energy Plc 144A
9.12%, 03/21/30 USD 161 160,696
Underline
Par
(000’s) Value
Oman : 0.5%
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 USD 86 $ 87,829
Underline
Panama : 0.6%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 119 106,737
Underline
Paraguay : 0.5%
Frigorifico Concepcion SA
Reg S
7.70%, 07/21/28 † USD 102 77,294
Underline
Peru : 1.0%
Petroleos del Peru SA Reg S
4.75%, 06/19/32 USD 219 164,714
Underline
United Kingdom : 0.1%
HTA Group Ltd. 144A
7.50%, 06/04/29 USD 22 22,359
Underline
Total Corporate Bonds
(Cost: $2,877,327) 2,816,952
GOVERNMENT OBLIGATIONS: 77.1%
Bahamas : 0.7%
Bahamas Government
International Bond Reg S
6.00%, 11/21/28 USD 117 112,466
Underline
Benin : 0.1%
Benin Government
International Bond 144A
7.96%, 02/13/38 USD 8 7,489
Underline
Brazil : 3.5%
Brazilian Government
International Bond
3.75%, 09/12/31 USD 374 334,260
6.00%, 10/20/33 USD 256 249,594
583,854
Cameroon : 0.2%
Republic of Cameroon
International Bond Reg S
9.50%, 11/19/25 USD 37 37,392
Underline
Chile : 4.1%
Bonos de la Tesoreria de la
Republica de Chile 144A
Reg S
4.70%, 09/01/30 CLP 400,000 401,023
5.00%, 10/01/28 CLP 160,000 165,635
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
6.00%, 04/01/33 CLP 115,000 122,620
689,278
Colombia : 2.7%
Colombian TES
11.50%, 07/25/46 COP 2,097,500 445,169
Underline

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
Costa Rica : 0.4%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 61 $ 61,835
Underline
Czech Republic : 3.1%
Czech Republic Government
Bond
2.00%, 10/13/33 CZK 7,860 288,606
4.90%, 04/14/34 CZK 1,830 83,584
Czech Republic Government
Bond Reg S
1.00%, 06/26/26 CZK 1,300 54,792
2.40%, 09/17/25 CZK 2,070 89,236
516,218
Democratic Republic of the Congo : 1.7%
Congolese International
Bond Reg S
6.00%, 06/30/29 (s) USD 321 278,084
Underline
Dominican Republic : 0.5%
Dominican Republic
International Bond Reg S
6.60%, 06/01/36 † USD 89 88,760
Underline
El Salvador : 0.0%
El Salvador Government
International Bond 144A
0.25%, 04/17/30 USD 82 1,945
Underline
Gabon : 1.1%
Gabon Government
International Bond 144A
7.00%, 11/24/31 USD 22 17,228
Gabon Government
International Bond Reg S
7.00%, 11/24/31 USD 214 167,601
184,829
Guatemala : 0.3%
Guatemala Government
Bond Reg S
4.65%, 10/07/41 USD 71 55,620
Underline
Honduras : 0.1%
Honduras Government
International Bond Reg S
6.25%, 01/19/27 USD 22 21,740
Underline
Hungary : 2.5%
Hungary Government Bond
3.00%, 08/21/30 HUF 36,200 80,636
4.75%, 11/24/32 HUF 56,630 132,109
9.50%, 10/21/26 HUF 76,580 214,710
427,455
Indonesia : 7.5%
Indonesia Treasury Bond
6.38%, 04/15/32 IDR 4,359,000 253,438
6.50%, 07/15/30 IDR 4,331,000 258,479
6.62%, 02/15/34 IDR 2,730,000 159,913
6.75%, 07/15/35 IDR 8,180,000 482,314
7.00%, 09/15/30 IDR 1,886,000 114,326
1,268,470
Par
(000’s) Value
Ivory Coast : 0.6%
Ivory Coast Government
International Bond 144A
8.07%, 04/01/36 USD 86 $ 82,541
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 16 15,418
97,959
Jamaica : 0.1%
Jamaica Government
International Bond
7.62%, 07/09/25 USD 21 21,456
Underline
Kazakhstan : 1.8%
Kazakhstan Government
Bond - MEOKAM
13.90%, 09/16/26 KZT 157,726 306,480
Underline
Malaysia : 4.5%
Malaysia Government Bond
2.63%, 04/15/31 MYR 1,851 393,546
4.05%, 04/18/39 MYR 1,563 357,661
751,207
Mexico : 6.2%
Mexican Bonos
7.75%, 11/13/42 MXN 3,630 145,954
8.00%, 11/07/47 MXN 12,560 508,661
8.00%, 07/31/53 MXN 9,840 393,936
1,048,551
Morocco : 0.3%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 53 51,497
Underline
Oman : 0.1%
Oman Government
International Bond 144A
6.75%, 01/17/48 † USD 12 12,422
Underline
Papua New Guinea : 0.5%
Papua New Guinea
Government International
Bond Reg S
8.38%, 10/04/28 USD 82 81,894
Underline
Peru : 2.6%
Peru Government Bond
144A Reg S
7.60%, 08/12/39 PEN 1,546 434,923
Underline
Philippines : 2.9%
Philippine Government
International Bond
4.20%, 03/29/47 USD 84 70,034
6.25%, 01/14/36 PHP 24,547 424,480
494,514
Poland : 4.6%
Republic of Poland
Government Bond
5.00%, 10/25/34 PLN 707 173,039
6.00%, 10/25/33 PLN 2,296 606,378
779,417

Par
(000’s) Value
Romania : 1.9%
Romanian Government
International Bond Reg S
4.00%, 02/14/51 USD 510 $ 313,369
Underline
Saudi Arabia : 4.1%
Saudi Government
International Bond Reg S
3.75%, 01/21/55 USD 1,022 697,515
Underline
Senegal : 0.1%
Senegal Government
International Bond 144A
6.25%, 05/23/33 USD 20 14,967
Underline
Singapore : 0.3%
Singapore Government
Bond
3.38%, 09/01/33 SGD 71 55,715
Underline
South Africa : 2.4%
Republic of South Africa
Government International
Bond Reg S
7.10%, 11/19/36 USD 422 409,644
Underline
South Korea : 1.0%
Korea Treasury Bond
4.12%, 12/10/33 KRW 212,000 159,867
Underline
Sri Lanka : 2.1%
Sri Lanka Government
International Bond 144A
3.10%, 01/15/30 (s) † USD 64 57,080
3.35%, 03/15/33 (s) USD 126 99,522
3.60%, 06/15/35 (s) USD 85 58,056
3.60%, 05/15/36 (s) USD 59 46,269
3.60%, 02/15/38 (s) USD 118 93,464
354,391
Thailand : 1.3%
Thailand Government Bond
1.58%, 12/17/35 THB 6,907 195,873
3.39%, 06/17/37 THB 864 28,872
224,745
Turkey : 4.3%
Turkiye Government Bond
27.70%, 09/27/34 TRY 6,211 146,747
30.00%, 09/12/29 TRY 7,819 181,843
31.08%, 11/08/28 TRY 10,339 248,782
32.60%, 02/10/27 TRY 6,484 151,902
729,274
Uganda : 1.8%
Republic of Uganda
Government Bonds
14.25%, 06/22/34 UGX 912,000 221,712
14.38%, 02/03/33 UGX 330,000 81,722
303,434
Par
(000’s) Value
United Arab Emirates : 1.4%
UAE International
Government Bond Reg S
2.00%, 10/19/31 USD 280 $ 242,060
Underline
Uruguay : 1.4%
Uruguay Government
International Bond
9.75%, 07/20/33 UYU 6,725 161,802
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 3,421 79,354
241,156
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 40 33,498
Underline
Zambia : 2.1%
Zambia Government Bond
13.00%, 01/25/31 ZMW 8,834 248,249
13.00%, 12/27/31 ZMW 1,120 30,502
14.00%, 05/31/36 ZMW 2,735 68,202
Zambia Government Bond
Reg S
13.00%, 09/20/31 ZMW 315 8,670
355,623
Total Government Obligations
(Cost: $13,176,889) 12,996,182
Number
of Shares
MONEY MARKET FUND : 3.9%
(Cost: $652,464)
Invesco Treasury Portfolio -
Institutional Class 652,464 652,464
Underline
Total Investments Before Collateral for
Securities Loaned: 97.7%
(Cost: $16,706,680) 16,465,598
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.2%
Money Market Fund: 2.2%
(Cost: $368,382)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 368,382 368,382
Total Investments: 99.9%
(Cost: $17,075,062) 16,833,980
Other assets less liabilities: 0.1% 23,816
NET ASSETS: 100.0% $ 16,857,796

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Definitions:
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
KRW Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UGX Ugandan Shilling
UYU Uruguayan Peso
ZMW Zambian Kwacha
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is $364,160.
* Non-income producing
(d) Security in default
(s) The rate shown reflects the rate in effect at March 31, 2025. Coupon adjusts periodically based upon a predetermined schedule
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,384,430, or 14.1% of net assets.